Inventory (Sound Concepts Inc.)	12 Months Ended
Dec. 31, 2018
Sound Concepts, Inc. [Member]
Inventory

Note 4. Inventory

	December 31,	December 31,
	2018	2017	2016
	Unaudited
Raw materials	$57,000	$64,000	$23,000
Finished goods	97,000	340,000	635,000
Total inventory	154,000	404,000	658,000
Less inventory reserve	(31,000)	(97,000)	(173,000)
Total inventory, net	$123,000	$307,000	$485,000